Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings Per Share

Note 10: Earnings Per Share

Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.

Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Earnings attributable to common shareholders	313	841	747	1,322
Less: Dividends declared on preference shares	(1)	(2)	(2)	(3)
Earnings used in consolidated earnings per share	312	839	745	1,319
Less: (Earnings) loss from discontinued operations, net of tax	(16)	3	(25)	(11)
Earnings used in earnings per share from continuing operations	296	842	720	1,308

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Weighted-average number of common shares outstanding	450,543,811	450,225,673	450,349,667	451,105,234
Weighted-average number of vested DSUs	130,015	138,688	131,439	139,131
Basic	450,673,826	450,364,361	450,481,106	451,244,365
Effect of stock options and TRSUs	531,006	547,152	544,701	642,293
Diluted	451,204,832	450,911,513	451,025,807	451,886,658